Mar. 05, 2025
Calamos Global Convertible Fund | Calamos Global Convertible Fund
Investment Objective
Calamos Global Convertible Fund's primary objective is total return through capital appreciation and current income.
Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may pay other fees, such as brokerage commissions and/or other forms of compensation to a financial intermediary, which are not reflected in the tables or the examples below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under "Fund Facts — What classes of shares do the Funds offer?" on page 151 of the Fund's prospectus, in the Appendix to this prospectus and "Share Classes and Pricing of Shares" on page 73 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS A	CLASS C	CLASS I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS A	CLASS C	CLASS I
Management Fee	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses	1.35%	2.10%	1.10%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial deferred sales charge and that the Fund's operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

You would pay the following expenses if you redeemed your shares at the end of the period:
	One Year	Three Years	Five Years	Ten Years
Class A	359	643	948	1,812
Class C	313	658	1,129	2,431
Class I	112	350	606	1,340

You would pay the following expenses if you did not redeem your shares:

	One Year	Three Years	Five Years	Ten Years
Class A	359	643	948	1,812
Class C	213	658	1,129	2,431
Class I	112	350	606	1,340

You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year the Fund's portfolio turnover rate was 40% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests mainly in a globally-diversified portfolio of convertible securities (including synthetic convertible instruments) issued by both U.S. and foreign companies without regard to market capitalization. Convertible securities include, but are not limited to, any corporate debt security, debentures, notes or preferred stock that may be converted into equity securities of companies around the world, including in emerging markets. Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in convertible securities, including synthetic convertible securities.

A synthetic convertible instrument is designed to simulate the economic characteristics of a convertible security through the combined features of a debt instrument, or loan, and a security providing an option on an equity security. The Fund may establish a synthetic convertible instrument by combining a fixed-income security with the right to acquire an equity security. The fixed-income and equity option components may have different issuers, and either component may change at any time.

The Fund anticipates that, under normal circumstances, the investment adviser's process will result in the Fund investing in a globally diversified manner, with at least 20% of its assets in securities of foreign issuers, including issuers in emerging markets. Securities of foreign issuers are securities issues by issuers that are organized under the laws of a foreign country or that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States. The Fund may also invest in foreign securities that are represented in the United States securities markets by American Depositary Receipts ("ADRs") or similar depository arrangements. The Fund's foreign debt investments can be denominated in U.S. dollars or in foreign currencies. Debt securities issued by a foreign government may not be supported by the "full faith and credit" of that government.

The Fund may invest up to 20% of its net assets in equity securities or securities with economic characteristics similar to stock or the equity markets. The Fund may also invest up to 20% of its net assets in high yield fixed-income securities, often referred to as "junk bonds"; however, such limitation shall not apply to convertible securities, including synthetic convertible securities. Junk bonds are securities rated BB or lower by S&P, or Ba or lower by Moody's or securities that are not rated but are considered by the Fund's investment adviser to be of similar quality. The Fund may not acquire debt securities that are rated lower than C. In addition, the Fund may engage in active and frequent trading of portfolio securities.

The Fund may use derivative instruments such as options, futures and forward contracts. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis.

When buying and selling convertible securities, the Fund typically applies a four-step approach, without regard to market capitalization:

1. Evaluating the default risk of the convertible security using traditional credit analysis;

2. Analyzing the convertible security's underlying common stock to determine its capital appreciation potential;

3. Assessing the convertible security's risk/return potential; and

4. Evaluating the convertible security's impact on the Fund's overall composition and diversification strategy.

As well, the Fund's investment adviser seeks to lower the risks of investing in stocks by using a "top-down approach" of diversification by country, company, industry, sector and currency and by focusing on macro-level investment themes.

Consistent with the Fund's investment objective and principal investment strategies the Fund's investment adviser views these strategies as low volatility equity strategies and attempts to achieve equity-like returns with lower than equity market risk by managing a portfolio that it believes will exhibit less volatility over full market cycles.

Fund Performance

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund's past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

CLASS I* ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

* Annual returns for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.
Highest Quarterly Return:	19.56	% (6.30.2020)	Lowest Quarterly Return:	-15.92	% (6.30.2022)

Average Annual Total Returns as of 12.31.24
AVERAGE ANNUAL TOTAL RETURNS — FOR THE PERIODS ENDED 12.31.24

The following table shows how the Fund's average annual performance (before and after taxes) for the one- and five- year periods ended December 31, 2024 and since the Fund's inception compared with broad measures of market performance. "Since Inception" returns shown for the index are returns since the inception of the Fund's Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. "Return After Taxes on Distributions" shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. "Return After Taxes on Distributions and Sale of Fund Shares" shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares, and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I. "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEAR	TEN YEAR	SINCE INCEPTION
Class A	12.31.14
Load Adjusted Return before taxes		8.28%	5.55%	5.18%	5.18%
Class C	12.31.14
Load Adjusted Return before taxes		8.90%	5.23%	4.90%	4.90%
Class I	12.31.14
Load Adjusted Return before taxes		10.98%	6.29%	5.96%	5.96%
Load Adjusted Return after taxes on distributions*		10.98%	4.84%	4.71%	4.71%
Load Adjusted Return after taxes on distributions and sale of Fund shares*		6.50%	4.55%	4.35%	4.35%
Bloomberg US Aggregate Bond Index[1,2]		1.25%	-0.33%	1.35%	1.35%
Refinitiv Global Convertible Bond Index		9.60%	6.41%	5.75%	5.70%

1  The Fund's investment adviser added the broad-based securities market index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Refinitiv Global Convertible Bond Index as an additional benchmark because the investment adviser believes it is more representative of the Fund's investment universe than the broad-based securities market index.

2  All index returns include the reinvestment of dividends, coupons, and/or distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

*  Returns after taxes for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.